Business acquisitions, development projects and disposition transactions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combination and Asset Acquisition [Abstract]
Schedule of Allocation of Assets Acquired and Liabilities Assumed
The following table summarizes the allocation of the aggregate purchase price to the assets acquired and liabilities assumed at the acquisition dates.

Deerfield II
Working capital	$(10,709)
Property, plant and equipment	194,419
Long-term debt	(157,935)
Asset retirement obligation	(1,030)
Deferred tax liability	(1,603)
Total net assets acquired	23,142
Cash and cash equivalents	1,662
Net assets acquired, net of cash and cash equivalents	$21,480
The following table summarizes the final allocation of the purchase price to the assets acquired and liabilities assumed when control was obtained.

Working capital	$4,820
Property, plant and equipment (i)	499,252
Goodwill (ii)	116,254
Regulatory assets (iii)	65,621
Other assets	4,507
Pension and other post-employment benefits	(13,402)
Regulatory liabilities (iii)	(59,727)
Other liabilities	(8,028)
Total net assets acquired	$609,297
Cash and cash equivalents acquired	49
Total net assets acquired, net of cash and cash equivalents	$609,248